Label	Element	Value
Pzena Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Mid Cap Value Fund (the “Mid Cap Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies. The Fund defines a “mid-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell Midcap® Index (“mid cap companies”). As of May 31, 2024, the market capitalization of companies in the Russell Midcap® Index ranged from $351 million to $91.26 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its net assets in equity securities of mid-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 30 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in mid cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging markets securities. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (“MLPs”). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 29, 2024, 25.81% of the Fund’s total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Mid Cap Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Mid Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Mid Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2024 was 7.48%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 37.60% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.23% (quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Pzena Mid Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Mid Cap Fund.
Pzena Mid Cap Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Pzena Mid Cap Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Mid Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
Pzena Mid Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Pzena Mid Cap Value Fund | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Pzena Mid Cap Value Fund | Mid Cap Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid Cap Company Risk. A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.
Pzena Mid Cap Value Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.◦Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
Pzena Mid Cap Value Fund | Sector Emphasis Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
Pzena Mid Cap Value Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Mid Cap Fund at quoted market prices.
Pzena Mid Cap Value Fund | Real Estate Investment Trust (REIT) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trust (REIT) Risk. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The
Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Pzena Mid Cap Value Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
Pzena Mid Cap Value Fund | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
Pzena Mid Cap Value Fund | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Pzena Mid Cap Value Fund | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.
Pzena Mid Cap Value Fund | Limited Partnership And MLP Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Pzena Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	11.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Mid Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVMX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,605
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.91%
5 Years	rr_AverageAnnualReturnYear05	15.24%
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIMX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,205
Annual Return 2015	rr_AnnualReturn2015	(3.62%)
Annual Return 2016	rr_AnnualReturn2016	25.37%
Annual Return 2017	rr_AnnualReturn2017	14.56%
Annual Return 2018	rr_AnnualReturn2018	(21.21%)
Annual Return 2019	rr_AnnualReturn2019	29.00%
Annual Return 2020	rr_AnnualReturn2020	6.63%
Annual Return 2021	rr_AnnualReturn2021	31.17%
Annual Return 2022	rr_AnnualReturn2022	(5.50%)
Annual Return 2023	rr_AnnualReturn2023	21.35%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.35%
5 Years	rr_AverageAnnualReturnYear05	15.65%
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Mid Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.90%
5 Years	rr_AverageAnnualReturnYear05	13.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Pzena Mid Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.39%
5 Years	rr_AverageAnnualReturnYear05	12.41%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Pzena Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Small Cap Value Fund (the “Small Cap Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “small-cap” companies. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2024, the market capitalization of companies in the Russell 2000® Index ranged from $10.79 million to $45.94 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its net assets in equity securities of small-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in small-cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign securities, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging market securities. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (“MLPs”). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 29, 2024, 30.34% of the Fund’s total investments were invested in the industrial sector.

In evaluating an investment for purchase by the Small Cap Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “small-cap” companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Small Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Small Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return as of March 31, 2024 was 5.42%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 39.95% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.61% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Pzena Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Small Cap Fund.
Pzena Small Cap Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Pzena Small Cap Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
Pzena Small Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Pzena Small Cap Value Fund | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Pzena Small Cap Value Fund | Small Cap Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.
Pzena Small Cap Value Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. ◦Industrials Sector Risk. The industrials sector includes companies that provide transportation services such as airlines, air freight and logistics, railroads, marine, and trucking. It also includes manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It further includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims.
Pzena Small Cap Value Fund | Sector Emphasis Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The industrials sector includes companies that provide transportation services such as airlines, air freight and logistics, railroads, marine, and trucking. It also includes manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It further includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims.
Pzena Small Cap Value Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Small Cap Fund at quoted market prices.
Pzena Small Cap Value Fund | Real Estate Investment Trust (REIT) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trust (REIT) Risk. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Pzena Small Cap Value Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
Pzena Small Cap Value Fund | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
Pzena Small Cap Value Fund | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Pzena Small Cap Value Fund | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.
Pzena Small Cap Value Fund | Limited Partnership And MLP Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Pzena Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Pzena Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	937
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,089
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.61%
5 Years	rr_AverageAnnualReturnYear05	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Pzena Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZISX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	754
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,707
Annual Return 2017	rr_AnnualReturn2017	3.52%
Annual Return 2018	rr_AnnualReturn2018	(14.77%)
Annual Return 2019	rr_AnnualReturn2019	25.05%
Annual Return 2020	rr_AnnualReturn2020	0.15%
Annual Return 2021	rr_AnnualReturn2021	28.42%
Annual Return 2022	rr_AnnualReturn2022	(5.10%)
Annual Return 2023	rr_AnnualReturn2023	26.04%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.04%
5 Years	rr_AverageAnnualReturnYear05	13.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Pzena Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	12.95%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Pzena Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	11.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Pzena Emerging Markets Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA EMERGING MARKETS VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Emerging Markets Value Fund (the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed and do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Emerging Markets Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries. Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe. The Fund may also invest in “frontier” markets, which are considered pre-emerging market countries. This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or MSCI Frontier Emerging Markets Index. The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to emerging market companies by purchasing equity securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may also invest in real estate investment trusts (“REITs”), including foreign real estate companies operating in emerging markets. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 29, 2024, 29.27% of the Fund’s total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of
ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Emerging Markets Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return as of March 31, 2024 was 2.95%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 29.41% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -32.89% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Pzena Emerging Markets Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.
Pzena Emerging Markets Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Pzena Emerging Markets Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Pzena Emerging Markets Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
Pzena Emerging Markets Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Pzena Emerging Markets Value Fund | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Pzena Emerging Markets Value Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Markets Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
Pzena Emerging Markets Value Fund | Sector Emphasis Risk, Financial Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
Pzena Emerging Markets Value Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.
Pzena Emerging Markets Value Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Emerging Markets Fund’s investments.
Pzena Emerging Markets Value Fund | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
Pzena Emerging Markets Value Fund | Frontier Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
Pzena Emerging Markets Value Fund | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.
Pzena Emerging Markets Value Fund | Real Estate Investment Trust (REIT) And Foreign Real Estate Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.
Pzena Emerging Markets Value Fund | MSCI Emerging Markets Index (Net USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Net USD)(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | MSCI Emerging Markets Value (Net USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Value (Net USD)(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	3.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	470
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,796
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.30%
5 Years	rr_AverageAnnualReturnYear05	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	632
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,403
Annual Return 2015	rr_AnnualReturn2015	(17.70%)
Annual Return 2016	rr_AnnualReturn2016	22.17%
Annual Return 2017	rr_AnnualReturn2017	29.98%
Annual Return 2018	rr_AnnualReturn2018	(10.24%)
Annual Return 2019	rr_AnnualReturn2019	10.74%
Annual Return 2020	rr_AnnualReturn2020	8.44%
Annual Return 2021	rr_AnnualReturn2021	6.68%
Annual Return 2022	rr_AnnualReturn2022	(5.69%)
Annual Return 2023	rr_AnnualReturn2023	20.71%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.71%
5 Years	rr_AverageAnnualReturnYear05	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.79%
5 Years	rr_AverageAnnualReturnYear05	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Pzena Emerging Markets Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	6.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Pzena International Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA INTERNATIONAL SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena International Small Cap Value Fund (the “International Small Cap Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed and do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the International Small Cap Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small-cap companies located in Developed Markets outside the U.S. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the MSCI World ex USA Small Cap Index (the “Small Cap Index”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2024, the market capitalization of companies in the MSCI World ex USA Small Cap Index ranged from $158.50 million to $11.45 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of small-cap companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets, emerging market, and frontier market companies by purchasing equity securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, emerging market and frontier market securities, limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 29, 2024, 27.58% of the Fund’s total investments were invested in the industrials sector.
In evaluating an investment for purchase by the International Small Cap Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small-cap companies located in Developed Markets outside the U.S.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the International Small Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the International Small Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return as of March 31, 2024 was 3.11%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 27.26% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.15% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Pzena International Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the International Small Cap Fund.
Pzena International Small Cap Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Pzena International Small Cap Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The International Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
Pzena International Small Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Pzena International Small Cap Value Fund | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Pzena International Small Cap Value Fund | Small Cap Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.
Pzena International Small Cap Value Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the International Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. ◦Industrials Sector Risk. The industrials sector includes companies that provide transportation services such as airlines, air freight and logistics, railroads, marine, and trucking. It also includes manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It further includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims.
Pzena International Small Cap Value Fund | Sector Emphasis Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The industrials sector includes companies that provide transportation services such as airlines, air freight and logistics, railroads, marine, and trucking. It also includes manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It further includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims.
Pzena International Small Cap Value Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the International Small Cap Fund at quoted market prices.
Pzena International Small Cap Value Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the International Small Cap Fund’s investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Pzena International Small Cap Value Fund | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
Pzena International Small Cap Value Fund | Frontier Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
Pzena International Small Cap Value Fund | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Pzena International Small Cap Value Fund | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.
Pzena International Small Cap Value Fund | Real Estate Investment Trust (REIT) And Foreign Real Estate Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

Pzena International Small Cap Value Fund | Limited Partnership And MLP Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Pzena International Small Cap Value Fund | MSCI WORLD ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI WORLD ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
Pzena International Small Cap Value Fund | MSCI WORLD ex USA Small Cap Value Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI WORLD ex USA Small Cap Value Index Net(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.70%
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
Pzena International Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.45%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,717
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.34%
5 Years	rr_AverageAnnualReturnYear05	8.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
Pzena International Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,044
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,358
Annual Return 2019	rr_AnnualReturn2019	11.12%
Annual Return 2020	rr_AnnualReturn2020	(2.02%)
Annual Return 2021	rr_AnnualReturn2021	17.11%
Annual Return 2022	rr_AnnualReturn2022	(0.79%)
Annual Return 2023	rr_AnnualReturn2023	22.66%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.66%
5 Years	rr_AverageAnnualReturnYear05	9.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
Pzena International Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.64%
5 Years	rr_AverageAnnualReturnYear05	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Pzena International Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.49%
5 Years	rr_AverageAnnualReturnYear05	7.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Pzena International Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena International Value Fund (the “International Value Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions the International Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of Developed Market companies, not including U.S. companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 60 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets and emerging market companies by purchasing equity securities directly or in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 15% of its net assets in emerging market and frontier market securities. The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, and up to 10% of its net assets in limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 29, 2024, 25.61% of the Fund’s total investments were invested in the financial services sector.

In evaluating an investment for purchase by the International Value Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.
While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions the International Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of Developed Market companies, not including U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the International Value Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the International Value Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2024 was 2.08%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 21.56% (quarter ended December 31, 2022) and the lowest return for a calendar quarter was -12.50% (quarter ended June 30, 2022).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Value Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Value Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Pzena International Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
Pzena International Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Pzena International Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The International Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
Pzena International Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Pzena International Value Fund | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Pzena International Value Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the International Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
Pzena International Value Fund | Sector Emphasis Risk, Financial Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
Pzena International Value Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the International Value Fund at quoted market prices.
Pzena International Value Fund | Newer Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Newer Fund Risk. The International Value Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Pzena International Value Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the International Value Fund’s investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Pzena International Value Fund | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
Pzena International Value Fund | Frontier Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
Pzena International Value Fund | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Pzena International Value Fund | Currency Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.
Pzena International Value Fund | Real Estate Investment Trust (REIT) And Foreign Real Estate Company Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.
Pzena International Value Fund | Limited Partnership And MLP Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Pzena International Value Fund | MSCI EAFE Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index Net(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.24%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2021
Pzena International Value Fund | MSCI EAFE Value Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index Net(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2021
Pzena International Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVNX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	768
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,726
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.88%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2021
Pzena International Value Fund | Instutitional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZINX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	581
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,330
Annual Return 2022	rr_AnnualReturn2022	(8.39%)
Annual Return 2023	rr_AnnualReturn2023	18.15%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2021
Pzena International Value Fund | Instutitional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.84%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Pzena International Value Fund | Instutitional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%

[1]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the Mid Cap Fund.
[2]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Mid Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2025, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[3]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the Small Cap Fund.
[4]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 1.00% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2025, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[5]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed and do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Emerging Markets Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[6]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.08% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2025, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[7]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed and do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the International Small Cap Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[8]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.17% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2025, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[9]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the International Value Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[10]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Value Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, interest, taxes, extraordinary expenses and class specific expenses, such as the distribution (12b-1) fee of 0.25% or shareholder servicing plan fee of 0.10%), to 0.74% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2025. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.